Defined Benefit Plans (Details Textual) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Directors' Retirement Plan [Member]
Defined Benefit Plan (Textual) [Abstract]
Contribution to plan	$ 119,000
Unrecognized net gain (loss)	965,000	645,000
Unrecognized prior service cost	129,000	170,000
Unrecognized net gain (loss) expected to be recognized in 2014 as net periodic pension cost	52,000
Unrecognized Prior Service cost to be recognized in 2014 as net periodic pension cost	40,000
Former President's Post-retirement Healthcare Plan [Member]
Defined Benefit Plan (Textual) [Abstract]
Contribution to plan	5,000
Unrecognized net gain (loss)	72,000	73,000
Unrecognized net gain (loss) expected to be recognized in 2014 as net periodic pension cost	$ 6,000